COMMITMENTS AND CONTINGENCIES (Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
COMMITMENTS AND CONTINGENCIES [Abstract]
2013	$ 1,324
2014	883
2015	503
2016	368
2017	379
Total	3,457
Rent expense	$ 1,999	$ 2,035	$ 1,709